Financial liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2020
Financial liabilities
Nominal amount	€ 26,970		€ 27,293
Carrying amount	26,970		27,293
Financial assets pledged as collateral for liabilities or contingent liabilities			500
Bank overdrafts	476		478
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	1,500		1,500
Bank overdrafts	€ 2,160		2,346
Secured bank loans with maturity period 2018 To 25
Financial liabilities
Nominal interest rate (as a percent)	3.95%	3.95%
Nominal amount	€ 1,770		1,369
Carrying amount	€ 1,770		€ 1,369
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%		1.00%
Nominal amount			€ 438
Carrying amount			438
Lease liabilities
Financial liabilities
Nominal amount	€ 21,704		22,359
Carrying amount	€ 21,704		€ 22,359
Municipal loan, 2021, one
Financial liabilities
Nominal interest rate (as a percent)	8.25%
Nominal interest rate profit (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount	€ 500
Carrying amount	€ 500
Municipal loan, 2022
Financial liabilities
Nominal interest rate (as a percent)	8.00%
Nominal interest rate profit (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount	€ 360
Carrying amount	360
Repayment of Municipal Loans
Financial liabilities
Nominal amount	€ 860
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.46%		4.46%
Nominal amount	€ 476		€ 478
Carrying amount	€ 476		€ 478
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%		3.75%
Nominal amount	€ 2,160		€ 2,346
Carrying amount	€ 2,160		€ 2,346
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)			3.59%
Nominal amount			€ 303
Carrying amount			€ 303
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%		5.40%
Nominal interest rate at commencement of leases	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	8.90%		8.90%
Nominal interest rate at commencement of leases	3.50%
Existing Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 2,500		€ 2,500
Second Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 0		€ 500